ASSET ACQUISITION (Tables)	9 Months Ended
Sep. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
SCHEDULE OF CONSIDERATION TRANSFERRED TO THE ASSETS ACQUIRED AND LIABILITIES ASSUMED

The following table presents the allocation of the consideration transferred to the assets acquired and liabilities assumed based on their fair values:

Equity consideration	$494,000
Fair value of non-controlling interest	74,000
Total Equity Consideration	568,000
Debt Extinguishment	415,000
Total Consideration	$983,000

Identifiable net assets acquired:
Cash and Cash Equivalents	$17,000
Accounts receivable	193,000
Prepaid expenses and other current assets	13,000
Property and equipment, net	3,000
Other Non-Current Operating Assets, Net	14,000
Customer Relationships (9 year estimated useful life)	747,000
Trade Name (9 year estimated useful life)	272,000
Developed Technology (6 year estimated useful life)	381,000
Accounts payable and accrued expenses	(2,680,000)
Loans payable Merchant Cash Advances (MCA)	(631,000)
Note payable	(50,000)
Notes payable Related Parties	(650,000)
Net assets acquired	(2,371,000)
Estimated Goodwill	$3,354,000

SCHEDULE OF PRO FORMA FINANCIAL INFORMATION
	Nine Months Ended
	September 30, 2024	September 30, 2023
Net revenue	$16,831,000	26,848,000
Operating loss from continuing operations	(8,093,000)	(6,187,000)
Net loss	(8,451,000)	(7,164,000)